Accounts payable and accrued liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities

As at October 31,	2022	2021
Trade payables	$16.3	$9.4
Accrued fixed assets	7.2	2.1
Accrued expenses	16.3	4.4
Accrued compensation	7.7	2.8
Total accounts payable and accrued liabilities	$47.5	$18.7